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                             SUNAMERICA SERIES TRUST
              Supplement to the Statement of Additional Information
                            Dated September 13, 2005


With respect to the Equity Income and Equity Index Portfolios, effective of March 31, 2006, U.S. Bancorp Asset Management, Inc. changed its name to FAF Advisors, Inc. Accordingly, the Statement of Additional Information for all share classes of the Trust is hereby supplemented by changing all references to U.S. Bancorp Asset Management, Inc. ("USBAM") to FAF Advisors, Inc. ("FAF").

Dated:  March 31, 2006